ACCOUNTING PRINCIPLES, Use of Critical Accounting Estimates, Judgments and Assumptions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 17, 2017
Accounting for merger related goodwill [Abstract]
Goodwill attributable to Technip's legacy onshore/offshore business segment			€ 2,178.4	€ 1,453.6
Revenue Recognition [Abstract]
Changes in estimates	€ 455.8	€ 712.0	€ 322.1